Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loss Per Share [Abstract]
Outstanding warrants	2,142,858	4,455,301
Outstanding options	4,414,564	4,387,683